497(e)
                                      Registration Nos. 333-168727 and 811-22452


CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 March 14, 2017


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:                   First Trust Series Fund
                    (Registration Nos: 333-168727 and 811-22452)
               -------------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Series Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the copy of a supplement, in the form of a sticker, to the prospectus for the Registrant filed pursuant to Rule 497(e) on March 14, 2017. The Registration Statement relates to First Trust Short Duration High Income Fund, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By: /s/ Morrison C. Warren
                                            -----------------------------------
                                                Morrison C. Warren

Enclosures